Prepayments	12 Months Ended
Dec. 31, 2025
Prepayments [Abstract]
Prepayments
5.	Prepayments

Prepayments consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Prepayments – inventories and processing fee	3,011,819	6,320,009
Prepayments – others	1,594,247	1,247,862
Total	4,606,066	7,567,871